VIRTUS STRATEGIC ALLOCATION SERIES
Virtus Strategic Allocation Series
Investment Objective
The Series has an investment objective of high total return over an extended period of time consistent with prudent investment risk.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Strategic Allocation Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	VIRTUS STRATEGIC ALLOCATION SERIES Class A
Shareholder Fees	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses	VIRTUS STRATEGIC ALLOCATION SERIES Class A
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Series Operating Expenses	1.12%	[1]
Less: Expense Reimbursement	(0.14%)	[2]
Total Annual Series Operating Expenses After Expense Reimbursement	0.98%	[1],[2]
[1]	The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98% through April 30, 2017. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same. and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
VIRTUS STRATEGIC ALLOCATION SERIES | Class A | USD ($)	100	342	603	1,351

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies
The adviser and subadvisers will jointly allocate investments of the Series among three market segments—stock, bond and money market.

The adviser and subadvisers will jointly adjust the mix of investments among the three market segments to capitalize on perceived variations in potential returns as economic and financial conditions change.

The Series may invest 0-100% in any one market segment.

For the Series’ equity allocation, Euclid Advisors LLC (“Euclid”) focuses on large-cap U.S. stocks employing a Growth at Reasonable Price philosophy in the security selection process. For the fixed income allocation, Newfleet Asset Management, LLC (“Newfleet”) employs a sector rotation approach and seeks to adjust the fixed income portion of the Series’ investment in various sectors and the selections within sectors to obtain higher relative returns.

Investments in the money market segment will be for the purpose of attempting to achieve high current income, the preservation of capital, and liquidity. This segment is managed by Euclid.

Principal Risks
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by variable contract owners may impact the management of the Series and its ability to achieve its investment objective(s). The redemption by one or more large variable contract owners or groups of variable contract owners of their holdings in the Series could have an adverse impact on the remaining variable contract owners in the Series including by accelerating the realization of capital gains and increasing the Series’ transaction costs. The principal risks of investing in the Series are:
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  Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
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  Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the Series invests, will impact the value of the stocks held by the Series and thus, the value of the Series' shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk.  The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.
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  High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the Series' portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
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  Interest Rate Risk.  The risk that when interest rates rise, the values of the Series' debt securities, especially those with longer maturities, will fall.
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  Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
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  Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.
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  Short-Term Investments Risk.  The risk that the Series' short-term investments will not provide the liquidity or protection intended or will prevent the Series from experiencing positive movements in the Series' principal investment strategies.
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  U.S. Government Securities Risk.  The risk that U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of two broad-based securities market indices (the S&P 500® Index and the Barclays U.S. Aggregate Bond Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns for Class A Shares
Annual Return (%)

Best Quarter:	2Q/2009:	13.28%	Worst Quarter:	4Q/2008:	-14.29%	Year to date (3/31/16):	-0.08%

Average Annual Total Returns (for the periods ended 12/31/15)
Average Annual Total Returns - VIRTUS STRATEGIC ALLOCATION SERIES	Label	1 Year	5 Years	10 Years
Class A	Class A	(5.38%)	6.77%	5.70%
S&P 500® Index (does not reflect fees or expenses)	S&P 500® Index (does not reflect fees or expenses)	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	0.55%	3.25%	4.52%
Composite: 60% S&P 500® Index/40% Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	Composite: 60% S&P 500® Index/40% Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	1.28%	8.95%	6.48%

Updated performance information is available at virtus.com or by calling 800-367-5877.